SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of total carrying value of equity investments held

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Equity investments without readily determinable fair value:
Initial cost basis	114,256	124,196	124,196	17,493
Cumulative unrealized gains	96,793	119,245	119,245	16,795
Cumulative unrealized losses (including impairment)	—	(14,940)	(28,522)	(4,017)
Foreign currency translation	(3,883)	271	979	138
	207,166	228,772	215,898	30,409
Equity investment with readily determinable fair value:
Initial cost basis	—	63,356	42,437	5,977
Cumulative unrealized losses	—	(22,683)	(12,469)	(1,756)
Realized gain on equity investments sold	—	—	100	14
Foreign currency translation	—	4,135	205	29
	—	44,808	30,273	4,264
Equity method investment
Initial cost basis	—	—	12,070	1,700
Share of profit from equity method investment	—	—	1,689	237
	—	—	13,759	1,937
Total carrying value	207,166	273,580	259,930	36,610

Schedule of assets and liabilities measured at fair value on a recurring and non-recurring basis

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	losses
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2022
Purchase consideration payable	(1,208,985)	—	(1,208,985)	—	(28,516)
Equity investments with readily determinable fair value	44,808	44,808	—	—	(22,683)
As of December 31, 2023
Purchase consideration payable	(678,732)	—	(678,732)	—	(14,433)
Equity investments with readily determinable fair value	30,273	30,273	—	—	(12,469)

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	gains
		(Level 1)	(Level 2)	(Level 3)	(losses)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2022
Equity investments accounted for using measurement alternative	228,772	—	—	228,772	22,452
As of December 31, 2023
Equity investments accounted for using measurement alternative	215,898	—	—	215,898	—
Long-lived assets in public cloud asset group (Note 8)	3,026,228	—	—	3,026,228	(653,670)

Schedule of property plant and equipment useful lives

Estimated
Category	Useful Life
Electronic equipment	3-4 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Building	50 years

Schedule of finite lived intangible assets useful lives

Estimated
Category	Useful Life
Customer relationships	6 years
Patents and technologies	6-10 years
Trademarks and domain names	10 years
Software and copyrights	3-10 years
Others	3 years